Concentrations of Risk	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Concentrations of Risk

13. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the 3 months ended December 31, 2017 and 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenues		Percentage of revenues		Accounts receivable, trade

Customer A	$3,513	3,337	100%	100%	$40,668	18,405

	$3,513	3,337	100%	100%	$40,668	18,405

For the 6 months ended December 31, 2017 and 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenues		Percentage of revenues		Accounts receivable, trade

Customer A	$7,111	6,836	100%	100%	$40,668	18,405

	$7,111	6,836	100%	100%	$40,668	18,405

b) Major vendors

For the 3 months ended December 31, 2017 and 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchases		Percentage of purchases		Accounts payable, trade

Vendor A	$-	1,838	-	41%	-	-
Vendor B	1,963	-	47%	-	$-	-
	$1,963	1,838	47%	41%	$-	-

For the 6 months ended December 31, 2017 and 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchases		Percentage of purchases		Accounts payable, trade

Vendor A	$-	3,461	-	60%	-	-
Vendor B	2,632	-	28%	-	$-	-
	$2,632	3,461	28%	60%	$-	-

All vendors are located in Malaysia.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

11. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the years ended June 30, 2017 and June 30, 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenue		Percentage of Revenue		Accounts receivable, trade

Customer A	$19,827	14,496	99%	53%	$31,450	13,052
Customer B	-	6,344	-	23%	-	-
Customer C	-	5,122	-	19%		-
	$19,827	25,962	99%	95%	$31,450	13,052

(b)	Major vendors

For the years ended June 30, 2017 and June 30, 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchase		Percentage of purchases		Accounts payable, trade

Vendor A	$6,090	3,773	41%	27%	$-	-
Vendor B	-	1,880	-	13%	-	-
Vendor C	-	1,522	-	11%	-	-
	$6,090	7,175	41%	51%	$-	-

Vendors are located in Malaysia.

(c)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.